Note 14 - Trade and Other Payables (Tables)	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about trade and other payables [text block]
	As at	As at
	March 31, 2020	March 31, 2019
Commodity suppliers' accruals and payables (as restated per Note 5)	$414,581	$548,098
Green provisions and repurchase obligations	103,245	146,454
Sales tax payable	19,706	22,969
Non-commodity trade accruals and accounts payable	117,473	99,264
Current portion of payable to former joint venture partner	18,194	22,625
Accrued gas payable	3,295	12,937
Other payables	9,171	17,736
	$685,665	$870,083